Stockholders' Equity (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Class of Stock [Line Items]
Stock Issued During Period, Shares, Other	159,939	215,517
Conversion of liability, common stock shares issued	159,939	215,517	215,517	2,385,650
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)	$ 1.00		$ 1.00	$ 1.00
Conversion of Series A Preferred Stock to common stock (in Shares)		210,526	210,526	2,385,650
Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Other			210,526
Common stock, authorized			750,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)			$ 0.00001
Common stock, issued			117,676,976
Common stock, outstanding			117,676,976
Conversion of Series A Preferred Stock to common stock (in Shares)				2,385,650
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Other
Convertible Preferred Stock, Terms of Conversion				The Company has the right to convert, at its sole option, each share of Series A into Class A Common Stock equal to 1% of the outstanding shares of Class A Common Stock at the time of conversion.
Preferred Stock, Voting Rights				Each one share of Series A shall entitle the Series A Holder to voting rights equal to 2,666,667 votes of Class A Common Stock.
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)	$ 1.00		$ 1.00	$ 1.00
Conversion of Series A Preferred Stock to common stock (in Shares)				(2)
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Voting Rights			The one (1) share of the Series B Preferred shall have voting rights equal to (x) the total issued and outstanding Common Stock and preferred stock eligible to vote at the time of the respective vote divided by (y) forty nine one-hundredths (0.49) minus (z) the total issued and outstanding Common Stock and preferred stock eligible to vote at the time of the respective vote. For the avoidance of doubt, if the total issued and outstanding Common Stock eligible to vote at the time of the respective vote is 5,000,000, the voting rights of the Series B Preferred Stock shall be equal to 5,204,082 (e.g. (5,000,000 / 0.49) - 5,000,000 = 5,204,082).
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)	$ 1.00		$ 1.00	$ 1.00